Summary of significant accounting policies - Aging of loan receivables from Xiaoying Credit Loans and Revolving Loans (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	¥ 2,539,408,672	$ 398,488,634	¥ 1,338,582,245
Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	2,537,161,361	398,135,982	1,027,762,930
Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	2,247,311	352,652	310,819,315
1 - 30 days
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	13,800,724	2,165,635	20,324,903
1 - 30 days | Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	13,800,724	2,165,635	10,394,739
1 - 30 days | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables			9,930,164
30 - 60 days
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	8,630,769	1,354,356	12,012,671
30 - 60 days | Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	8,625,373	1,353,509	5,179,728
30 - 60 days | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	5,396	847	6,832,943
Not past-due
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	2,516,977,179	394,968,643	1,306,244,671
Not past-due | Xiaoying Credit Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	2,514,735,264	394,616,838	1,012,188,463
Not past-due | Xiaoying Revolving Loans
Loans and Leases Receivable Disclosure [Line Items]
Past-due loans receivables	¥ 2,241,915	$ 351,805	¥ 294,056,208